Employee Benefit Plans (Narrative) (Details)				12 Months Ended
	Sep. 16, 2016 Installment shares	Aug. 18, 2016	Apr. 29, 2016 USD ($)	Dec. 31, 2016 USD ($) Hospital	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, total expense				$ 13,600,000	$ 13,000,000	$ 13,100,000
Estimated deferred compensation liability				$ 23,000,000
Effective date of plan				Jan. 01, 2017
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Hospitals | Hospital				1
Defined benefit plan, expected contributions by employer				$ 500,000
Weighted- average assumptions used in determining net periodic cost, discount rate				3.75%
Weighted- average assumptions used in determining net periodic cost, annual compensation increase				3.00%
Weighted- average assumptions used in determining net periodic cost, expected long-term rate on return on assets				7.00%
Benefits expense				$ 300,000	$ 300,000	$ 300,000
Accrued benefit liability				1,100,000
Original SERP Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability			$ 6,000,000
Defined benefit plan, assets transferred			$ 0
Amended and Restated SERP Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service costs that will be amortized from accumulated other comprehensive income into net periodic benefit costs for year ended December 31, 2017				400,000
Accumulated benefit obligation				$ 7,000,000
Weighted- average assumptions used in determining net periodic cost, discount rate				3.20%	0.00%	0.00%
Weighted- average assumptions used in determining net periodic cost, annual compensation increase				3.00%	0.00%	0.00%
Amended and Restated SERP Plan [Member] | Accrued Salaries and Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of benefit liability				$ 2,300,000
Amended and Restated SERP Plan [Member] | Other long-term liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term portion of benefit liability				7,100,000
Maximum [Member] | Director's Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of annual installments | Installment	15
Common stock shares available for issuance | shares	150,000
QHCCS, LLC Nonqualified Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated deferred compensation liability				$ 100,000
QHCCS, LLC Nonqualified Deferred Compensation Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of incentive compensation participants are permitted to defer		100.00%